Deferred Compensation (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Savings And Investment Plan And Deferred Compensation [Line Items]
Deferred wages	$ 112,979	$ 140,833
Deferred directors' fees	45,000
Accrued taxes on deferred wages	8,688	25,632
Total deferred compensation	$ 166,667	$ 166,465